Note 23 - Assets and Liabilities under reinsurance and insurance contracts. Cash flows of Liabilities under Reinsurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,834	€ 9,223	€ 9,139
No later than one year [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,686	1,560	1,705
Later than one year and not later than three years member
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,041	1,119	1,214
Later than three year and not later than five years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,822	1,502	1,482
Later Than Five Years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	5,285	5,042	4,738
Total [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,834	€ 9,223	€ 9,139